Intangible Assets: (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Estimated amortization expense for intangible assets
Total	$ 292	$ 519
Core deposits [Member]
Estimated amortization expense for intangible assets
2013	162
2014	97
2015	33
Total	$ 292